Average Annual Total Returns - Thrivent Moderate Allocation Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index ex-USA - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	13.57%	9.65%	7.83%	18.40%	15.22%	13.88%	10.65%	8.93%	4.92%	7.51%	4.44%	3.84%